Average Annual Total Returns{- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCIZ PRO-11 - Fidelity Advisor Mortgage Securities Fund	Fidelity Advisor Mortgage Securities Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Since Inception		LB006 Past 1 year	LB006 Past 5 years	LB006 Past 10 years
Total	1.81%	1.37%	2.71%	0.86%	0.46%	1.79%	1.06%	0.63%	1.70%	1.79%	1.36%	2.73%	4.25%	1.44%	2.39%	6.40%	2.51%	3.45%	6.42%		6.79%	[1]	6.35%	2.58%	3.15%

[1]	(a)Since inception October 2, 2018.